Right-of-use assets, long-term financial assets and lease liabilities - Contractual undiscounted cash flows for lease obligations (Details) - CHF (SFr) SFr in Thousands	Jun. 30, 2024	Dec. 31, 2023
Contractual undiscounted cash flows for lease liabilities:
Contractual undiscounted cash flows for lease obligations	SFr 3,494
Escrow deposits	400	SFr 400
Less than one year
Contractual undiscounted cash flows for lease liabilities:
Contractual undiscounted cash flows for lease obligations	789
1-3 years
Contractual undiscounted cash flows for lease liabilities:
Contractual undiscounted cash flows for lease obligations	1,550
3-5 years
Contractual undiscounted cash flows for lease liabilities:
Contractual undiscounted cash flows for lease obligations	SFr 1,155